Earnings Per Share - Summary of Basic Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 $ / shares	Jan. 31, 2024 CAD ($) $ / shares shares	Jan. 31, 2024 $ / shares
Basic earnings per share [abstract]
Net income attributable to shareholders - continuing operations	$ 62.6		$ 930.6
Net loss attributable to shareholders - discontinued operations	(275.7)		(187.2)
Net income (loss) attributable to shareholders	$ (213.1)		$ 743.4
Weighted average number of shares | shares	73,661,874		77,166,505
Basic earnings per share - continuing operations | (per share)	$ 0.85	$ 0.85	$ 12.06	$ 12.06
Basic loss per share - discontinued operations | (per share)	(3.74)	(3.74)	(2.43)	(2.43)
Basic earnings (loss) per share | (per share)	$ (2.89)	$ (2.89)	$ 9.63	$ 9.63